Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
State					$ 0	$ 148	$ 108
Current total					0	148	108
Deferred:
Federal					1,537	0	0
State					153	0	0
Deferred total					1,690	0	0
Income tax expense	$ (15,210)	$ 187	$ (17,400)	$ 273	$ 1,690	$ 148	$ 108